Schedule of Investments - Virtus Private Credit Strategy ETF

January 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 58.3%

Financials - 58.3%
Ares Capital Corp.(1)	27,312	$543,236
Bain Capital Specialty Finance, Inc.	48,647	640,681
Barings BDC, Inc.	73,135	664,797
BCP Investment Corp.	34,011	417,655
BlackRock TCP Capital Corp.(1)	216,837	1,123,216
Blackstone Secured Lending Fund(1)	23,221	595,851
Capital Southwest Corp.(1)	33,376	782,333
Carlyle Secured Lending, Inc.	65,036	796,691
CION Investment Corp.	76,008	706,874
Crescent Capital BDC, Inc.(1)	55,833	803,437
Fidus Investment Corp.	34,028	656,400
FS KKR Capital Corp.	64,255	886,077
Gladstone Capital Corp.(1)	29,004	597,772
Gladstone Investment Corp.(1)	50,544	699,024
Goldman Sachs BDC, Inc.	102,007	960,906
Golub Capital BDC, Inc.(1)	46,889	627,844
Hercules Capital, Inc.	34,228	634,245
Horizon Technology Finance Corp.(1)	171,077	1,146,216
Main Street Capital Corp.(1)	6,464	412,403
MidCap Financial Investment Corp.	61,512	688,319
Monroe Capital Corp.	69,789	448,045
Morgan Stanley Direct Lending Fund	26,839	434,792
MSC Income Fund, Inc.	37,306	493,931
New Mountain Finance Corp.	87,684	754,959
Nuveen Churchill Direct Lending Corp.	28,038	378,513
Oaktree Specialty Lending Corp.	65,847	811,235
OFS Capital Corp.	83,965	417,306
Oxford Square Capital Corp.(1)	227,459	423,074
PennantPark Floating Rate Capital Ltd.	81,392	768,341
PennantPark Investment Corp.(1)	125,778	733,286
Prospect Capital Corp.(1)	470,560	1,303,451
Runway Growth Finance Corp.(1)	100,057	916,522
Saratoga Investment Corp.(1)	33,333	787,992
Sixth Street Specialty Lending, Inc.	25,558	560,998
SLR Investment Corp.	37,217	558,255
Stellus Capital Investment Corp.(1)	61,322	783,695
TriplePoint Venture Growth BDC Corp.	71,057	423,500
WhiteHorse Finance, Inc.(1)	59,052	396,239
Total Financials		25,778,111
Total Common Stocks
(Cost $31,935,341)		25,778,111
CLOSED-END FUNDS(2) - 38.4%
Ares Dynamic Credit Allocation Fund, Inc.(1)	39,723	534,274
BlackRock Debt Strategies Fund, Inc.	58,636	598,674
BlackRock Floating Rate Income Trust	57,789	661,684
BlackRock Income Trust, Inc.	46,688	518,237
BlackRock Limited Duration Income Trust	36,637	503,392
BlackRock Technology and Private Equity Term Trust	111,208	742,869
Blackstone Senior Floating Rate Term Fund	35,960	482,224
Blackstone Strategic Credit Term Fund	42,896	505,315
Eagle Point Credit Co., Inc.(1)	308,497	1,672,054
Eaton Vance Floating-Rate Income Trust	54,067	615,823
Eaton Vance Senior Income Trust(1)	116,665	619,491
First Trust Senior Floating Rate Income Fund II	67,293	679,659
FS Credit Opportunities Corp.(1)	95,070	577,075
Invesco Senior Income Trust	257,940	848,623
Security Description	Shares	Value
CLOSED-END FUNDS(2) (continued)

KKR Income Opportunities Fund	57,606	$667,654
Nuveen Credit Strategies Income Fund(1)	135,695	700,186
Nuveen Floating Rate Income Fund	88,296	694,889
OFS Credit Co., Inc.(1)	430,167	1,974,467
Oxford Lane Capital Corp.(1)	153,070	1,855,208
Sound Point Meridian Capital, Inc.	30,248	420,447
XAI Octagon Floating Rate Alternative Income Trust	247,375	1,110,714
Total Closed-End Funds
(Cost $21,428,654)		16,982,959
SECURITIES LENDING COLLATERAL - 21.7%
Money Market Fund - 21.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(3)(4)
(Cost $9,565,164)	9,565,164	9,565,164

TOTAL INVESTMENTS - 118.4%
(Cost $62,929,159)		52,326,234
Liabilities in Excess of Other Assets - (18.4)%		(8,114,307)
Net Assets - 100.0%		$44,211,927

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,395,720; total market value of collateral held by the Fund was $11,134,690. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,569,525.
(2)	Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2026.

Schedule of Investments - Virtus Private Credit Strategy ETF (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$25,778,111	$—	$—	$25,778,111
Closed-End Funds	16,982,959	—	—	16,982,959
Money Market Fund	9,565,164	—	—	9,565,164
Total	$52,326,234	$—	$—	$52,326,234